Debt (Details) - Part-3				1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Jun. 30, 2023 shares	Nov. 18, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt [Line Items]
Net proceeds								$ 12,253,585
Aggregate issuance cost					$ 15,825	$ 70,212	$ 128,583	189,414
Qualified financing multiplied period					2		2
Multiplier to conversion price			0.65
Automatic extension price			0.6
Gain loss on extinguishment of debt					$ (728,278)		$ (16,105)
Bridge Note [Member]
Debt [Line Items]
Warrants outstanding term					5 years
Fair value of warrant					$ 429,284
Dragon Dynamic Catalytic Bridge SAC [Member]
Debt [Line Items]
Loan amount				$ 2,500,000
Measurement Input, Share Price [Member] | Bridge Note [Member]
Debt [Line Items]
Warrant exercise price					0.44
Measurement Input, Price Volatility [Member] | Bridge Note [Member]
Debt [Line Items]
Volatility rate					27.00%
Risk-Free Rate [Member] | Bridge Note [Member]
Debt [Line Items]
Volatility rate					1.53%
Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Interest rate per annum			12.00%
Bridge Loans [Member]
Debt [Line Items]
Aggregate issuance cost						$ 62,758	$ 62,758	$ 170,969
Gain loss on extinguishment of debt	$ 16,105
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt [Line Items]
Conversion share price					$ 2,567,866
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member] | IPO [Member]
Debt [Line Items]
Conversion share price					$ 4
Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Loan amount			$ 1,136,364
Maturity date			Mar. 31, 2023
Percentage of face value						50.00%
Debt instrument percentage of discount			12.00%
Interest rate per annum			12.00%		12.00%		12.00%
Percentage of gross revenue			20.00%
Multiplier to conversion price			0.65
Automatic extension price			0.6
Stock issued during period shares (in Shares) | shares			412		412
Capital, LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Percentage of face value						50.00%
622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Loan amount			$ 568,182
Interest rate per annum			12.00%		12.00%
Percentage of gross revenue			20.00%
Debt instrument initial maturity date			Jan. 24, 2023
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares) | shares		442,458
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member] | Lender One [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares) | shares		29,896
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member] | Lender Two [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares) | shares		352,771
Conversion of Bridge Loan to Convertible Series A Preferred Stock [Member] | Lender Three [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares) | shares		59,792
Initial Maturity Date [Member] | Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Fair value amount of debt					$ 1,136,364		$ 1,136,364
Percentage price			120.00%
Initial Maturity Date [Member] | 622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Fair value amount of debt					568,182
Percentage price			120.00%
Initial Maturity Date [Member] | Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Fair value amount of debt			$ 1,136,364
Percentage price			120.00%
Initial Maturity Date [Member] | 622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Fair value amount of debt			$ 568,182
Percentage price			120.00%
Short Term Secured Convertible Notes [Member] | Dragon Dynamic Catalytic Bridge SAC [Member]
Debt [Line Items]
Loan amount				$ 2,500,000
Original issue discount rate				12.00%
Maturity date				Jan. 24, 2023
Original issue discount amount				$ 300,000
Conversion price rate				40.00%
Net proceeds				$ 1,100,000
Issuance costs				70,500
Debt issuance costs gross two				$ 54,000
Aggregate issuance cost					$ 0	$ 62,758
Percentage of face value					50.00%
Share price triggering warrant redemption					10 days
Short Term Secured Convertible Notes [Member] | Dragon Dynamic Catalytic Bridge SAC [Member] | Bridge Note [Member]
Debt [Line Items]
Percentage of face value					75.00%
Short Term Secured Convertible Notes [Member] | IPO [Member] | Dragon Dynamic Catalytic Bridge SAC [Member]
Debt [Line Items]
IPO discount rate				35.00%
Term Loans To Acquire A Practise [Member] | Maximum [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Exceed term					10 years		10 years
Practice Only Term Loans [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Amortize period term					9 years		9 years
Real Estate Term Loan [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Amortize period term					19 years		19 years
Class A Common Stock [Member] | Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Percentage of face value						75.00%
Class A Common Stock [Member] | Capital, LLC [Member] | Original Issue Discount Secured Convertible Note loan [Member]
Debt [Line Items]
Percentage of face value						75.00%
Class A Common Stock [Member] | Short Term Secured Convertible Notes [Member] | Dragon Dynamic Catalytic Bridge SAC [Member] | Bridge Note [Member]
Debt [Line Items]
Percentage of face value					100.00%